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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07088
Invesco Van Kampen Massachusetts Value Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-MVMI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—179.75%
Massachusetts—159.91%
Berkshire Wind Power Cooperative Corp.; Series 1 2010, RB	5.25%	07/01/30	$350	$369,190
Boston Water & Sewer Commission; Series 2009 A, RB	5.00%	11/01/26	1,000	1,128,230
Holyoke Gas & Electric Department; Series 2001 A, RB (INS-NATL) (a)	5.00%	12/01/31	1,000	1,000,630
Massachusetts (Commonwealth of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.50%	08/01/30	1,500	1,846,650
Series 2004 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.50%	12/01/17	455	558,781
Series 2005, Special Obligation Dedicated Tax Ref. RB (INS-NATL) (a)	5.50%	01/01/23	1,000	1,176,890
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,247,110
Series 2007 A-2, Sr. Sales Tax CAB RB (b)	0.00%	07/01/21	715	503,639
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,389
Massachusetts (State of) Department of Transportation;
Series 1993 A, Turnpike Authority RB (c)(d)	5.00%	01/01/13	685	702,659
Series 1997 C, Sr. Turnpike Authority Metropolitan Highway System CAB RB (INS-NATL) (a)(b)	0.00%	01/01/22	1,550	1,032,889
Massachusetts (State of) Development Finance Agency (Boston College); Series 2010 R-1, RB	5.00%	07/01/31	350	379,046
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	522,670
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	713,083
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB (INS-AGC) (a)	5.00%	07/01/35	500	508,920
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	239,975
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	232,783
Series 2005, RB	5.50%	01/01/35	450	407,488
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,000	1,001,470
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	300	316,038
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2011 A-1, RB	6.25%	11/15/46	213	150,700
Series 2011 A-2, RB	5.50%	11/15/46	11	6,832
Series 2011 B, RB (b)	0.00%	11/15/56	56	275
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	517,895
Massachusetts (State of) Development Finance Agency (Overlook Communities); Series 2004 A, First Mortgage RB (c)(d)	6.25%	07/01/12	600	632,664
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	281,325
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS-NATL) (a)	5.13%	08/01/28	1,000	999,890
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	486,450
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-1, Sr. Living Facilities TEMPS-85sm RB	7.25%	06/01/16	250	250,085
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	500	532,240
Massachusetts (State of) Development Finance Agency (UMASS Memorial); Series 2011 H, RB	5.50%	07/01/31	500	507,980
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (e)	5.63%	07/01/28	$350	$353,077
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	350	355,730
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/26	400	492,180
Massachusetts (State of) Health & Educational Facilities Authority (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (a)	5.13%	11/15/35	500	508,480
Massachusetts (State of) Health & Educational Facilities Authority (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/28	500	513,480
Massachusetts (State of) Health & Educational Facilities Authority (Children’s Hospital); Series 2010 N-4, VRD RB (LOC-JP Morgan Chase) (f)(g)	0.12%	10/01/49	2,000	2,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	1,185	1,197,348
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB (h)	5.00%	10/01/38	3,500	3,781,330
Massachusetts (State of) Health & Educational Facilities Authority (Hillcrest Extended Care Services); Series 2001 A, VRD RB (LOC-Bank of America, N.A.) (f)(g)	0.18%	01/03/12	465	465,000
Massachusetts (State of) Health & Educational Facilities Authority (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	452,435
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Eye & Ear Infirmary); Series 2010 C, RB	5.38%	07/01/35	500	492,745
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology);
Series 2002 K, RB (h)	5.50%	07/01/32	2,500	3,226,975
Series 2008 A, RB	5.00%	07/01/38	750	799,087
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	836,475
Massachusetts (State of) Health & Educational Facilities Authority (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	603,780
Massachusetts (State of) Health & Educational Facilities Authority (Springfield College); Series 2010, RB	5.63%	10/15/40	500	488,455
Massachusetts (State of) Health & Educational Facilities Authority (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	530,230
Massachusetts (State of) Health & Educational Facilities Authority (Tufts University);
Series 1995 G, VRD RB (g)	0.11%	02/15/26	1,700	1,700,000
Series 2008 N-2, VRD RB (g)	0.11%	08/15/34	700	700,000
Massachusetts (State of) Health & Educational Facilities Authority (Winchester Hospital); Series 2010, RB	5.25%	07/01/38	700	658,469
Massachusetts (State of) Industrial Finance Agency (American Hingham); Series 1995, Water Treatment RB (e)	6.90%	12/01/29	930	930,298
Massachusetts (State of) Port Authority;
Series 2010 A, RB	5.00%	07/01/40	300	310,899
Series 2011 A, RB	5.13%	07/01/41	250	257,045
Massachusetts (State of) School Building Authority; Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(h)	5.00%	08/15/30	3,500	3,764,180
Massachusetts (State of) Water Pollution Abatement (MWRA Program); Series 2002 A, RB	5.00%	08/01/32	50	50,419
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	500	590,180
Series 2011 B, RB	5.00%	08/01/28	200	223,290
Series 2011 C, Ref. General RB	5.00%	08/01/30	3,500	3,850,420
Pittsfield (City of) Series 2002, Limited Obligation GO (c)(d)	5.13%	04/15/12	1,000	1,028,070
Westford (Town of) Series 2003, Limited Obligation GO (INS-AMBAC) (a)	5.25%	06/01/19	1,975	2,098,181

				53,641,124

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—9.57%
University of Virgin Islands; Series 2004 A, RB (c)(d)	5.38%	12/01/14	$1,000	$1,134,670
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	916,931
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	320	327,491
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	497,340
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes — Diageo); Series 2009 A, Sub. Special Limited Obligation RB	6.75%	10/01/19	300	335,172

				3,211,604

Puerto Rico—7.34%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	400	415,036
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	200	208,766
Series 2010 XX, Power RB	5.25%	07/01/40	500	501,860
Series 2010 XX, Power RB	5.75%	07/01/36	300	314,364
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	200	209,290
Puerto Rico Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB	5.75%	08/01/37	300	318,183
Series 2010 A, Sales Tax CAB RB (b)	0.00%	08/01/34	2,000	493,960

				2,461,459

Guam—2.93%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	359,590
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	300	286,266
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	135	131,337
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	200	207,850

				985,043

TOTAL INVESTMENTS(i)—179.75% (Cost $58,270,049)				60,299,230

FLOATING RATE NOTE OBLIGATIONS—(17.17)%
Notes with an interest rates ranging from 0.20% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 08/15/30 to 10/01/38 (See Note 1E) (j)				(5,760,000)

OTHER ASSETS LESS LIABILITIES—(11.16)%				(3,744,089)

PREFERRED SHARES—(51.42)%				(17,250,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$33,545,141

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

CAB	— Capital Appreciation Bonds

GO	— General Obligation

INS	— Insurer

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(h)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	7.8%

National Public Finance Guarantee Corp.	7.1

American Municipal Bond Assurance Corp.	6.9

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $10,772,485 are held by Dealer Trusts and serve as collateral for the $5,760,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$60,299,230	$—	$60,299,230

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $18,836,313 and $15,619,086, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,516,613

Aggregate unrealized (depreciation) of investment securities	(323,978)

Net unrealized appreciation of investment securities	$2,192,635

Cost of investments for tax purposes is $58,106,595.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Massachusetts Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.